SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014 Two Employees [Member]	Feb. 28, 2014 Chief Executive Officer [Member]	Mar. 31, 2014 Board of Directors Chairman [Member]	Feb. 28, 2014 Deferred Bonus [Member] Chief Financial Officer [Member]	Feb. 28, 2014 Deferred Bonus [Member] Chief Executive Officer [Member]
Subsequent Event [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				$ 200	$ 200
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	155,000	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			172,725